Loss Per Share Attributable To Ordinary Equity Holders of The Parent	12 Months Ended
Dec. 31, 2024
Loss Per Share Attributable To Ordinary Equity Holders of The Parent [Abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
10.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares of 25,440,000, 43,342,068 and 95,776,708 in issue during the years ended December 31, 2022, 2023 and 2024, respectively.

Basic loss per share is computed on the basis of the weighted average number of ordinary shares outstanding during the period of the financial statements.

Diluted loss per share of ordinary stock is computed on the basis of the weighted average number of shares of ordinary stock and dilutive securities (such as stock options, restricted shares and convertible securities) outstanding. As of December 31, 2022 the Company had 64,300,522 dilutive shares consisting of 57,543,414 relating to convertible preferred stock and 6,757,108 relating to options. As of December 31, 2023 the Company had 3,869,554 dilutive shares relating to options. As of December 31, 2024 the Company had 920,000 dilutive shares relating to restricted shares. Dilutive securities that have an anti-dilutive effect on diluted loss per share are excluded from the calculation.

No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2022, 2023 and 2024 in respect of a dilution as the impact of the outstanding share options, restricted stock units and warrant liability had an anti-dilutive effect on the basic loss per share amounts presented.